Net Debt - Schedule of Current Assets, Short and Long Term Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	£ 4,707	£ 3,874	£ 3,833
Cash and cash equivalents reported in assets held for sale	507	485
Total current assets	19,491	16,927
Short-term borrowings:
Commercial paper	(3,586)	(630)
Bank loans, overdrafts and other	(434)	(290)
Drawn bank facility	(1,000)	(3,500)
Lease liabilities	(240)	(24)
Short-term borrowings	(6,918)	(5,793)
Long-term borrowings:
Long-term borrowings	(23,590)	(20,271)
Net debt	(25,215)	(21,621)	£ (13,178)
Long Term Borrowings [Member]
Long-term borrowings:
Lease liabilities	(1,010)	(44)
Other LongTerm Borrowings [member]
Long-term borrowings:
Long-term borrowings	(20)	(56)
New York Stock Exchange [member] | 3.125% US$ US Medium Term Note 2021 [member]
Long-term borrowings:
Long-term borrowings	(944)	(980)
New York Stock Exchange [member] | LIBOR +0.35% US$ US Medium Term Note 2021 [member]
Long-term borrowings:
Long-term borrowings	(567)	(589)
New York Stock Exchange [member] | 2.850% US$ US Medium Term Note 2022 [Member]
Long-term borrowings:
Long-term borrowings	(1,509)	(1,568)
New York Stock Exchange [member] | 2.875% US$ US Medium Term Note 2022
Long-term borrowings:
Long-term borrowings	1,132
New York Stock Exchange [member] | 2.800% US$ US Medium Term Note 2023 [member]
Long-term borrowings:
Long-term borrowings	(941)	(978)
New York Stock Exchange [member] | 3.375% US$ US Medium Term Note 2023 [member]
Long-term borrowings:
Long-term borrowings	(941)	(977)
New York Stock Exchange [member] | 3.000% US$ US Medium Term Note 2024
Long-term borrowings:
Long-term borrowings	(751)
New York Stock Exchange [member] | 3.625% US$ US Medium Term Note 2025 [member]
Long-term borrowings:
Long-term borrowings	(751)	(780)
New York Stock Exchange [member] | 3.875% US$ US Medium Term Note 2028 [member]
Long-term borrowings:
Long-term borrowings	(1,319)	(1,372)
New York Stock Exchange [member] | 3.375% US$ US Medium Term Note 2029
Long-term borrowings:
Long-term borrowings	746
New York Stock Exchange [member] | 5.375% US Medium Term Note 2034 [Member]
Long-term borrowings:
Long-term borrowings	(375)	(390)
New York Stock Exchange [member] | 6.375% US Medium Term Note 2038 [Member]
Long-term borrowings:
Long-term borrowings	(2,061)	(2,143)
New York Stock Exchange [member] | 4.200% US$ US Medium Term Note 2043 [Member]
Long-term borrowings:
Long-term borrowings	(371)	(386)
London Stock Exchange [member] | 0.625% European Medium Term Notes 2019 [member]
Short-term borrowings:
Short-term borrowings		(1,349)
London Stock Exchange [member] | EURIBOR +0.20% European Medium Term Note 2020 [member]
Short-term borrowings:
Short-term borrowings	(638)
Long-term borrowings:
Long-term borrowings		(677)
London Stock Exchange [member] | 0.000% European Medium Term Note 2020 [member]
Short-term borrowings:
Short-term borrowings	(1,020)
Long-term borrowings:
Long-term borrowings		(1,079)
London Stock Exchange [member] | EURIBOR +0.60% € European Medium Term Note 2021
Long-term borrowings:
Long-term borrowings	(1,281)
London Stock Exchange [member] | 0.000% € European Medium Term Note 2021
Long-term borrowings:
Long-term borrowings	(426)
London Stock Exchange [member] | 0.000% € European Medium Term Note 2023
Long-term borrowings:
Long-term borrowings	(425)
London Stock Exchange [member] | 1.375% European Medium Term Notes 2024 [Member]
Long-term borrowings:
Long-term borrowings	(844)	(893)
London Stock Exchange [member] | 4.000% European Medium Term Note 2025 [Member]
Long-term borrowings:
Long-term borrowings	(633)	(670)
London Stock Exchange [member] | 1.000% European Medium Term Note 2026 [Member]
Long-term borrowings:
Long-term borrowings	(593)	(629)
London Stock Exchange [member] | 1.250% European Medium Term Note 2026 [member]
Long-term borrowings:
Long-term borrowings	(846)	(897)
London Stock Exchange [member] | 3.375% European Medium Term Note 2027 [Member]
Long-term borrowings:
Long-term borrowings	(594)	(593)
London Stock Exchange [member] | 1.375% € European Medium Term Note 2029 [Member]
Long-term borrowings:
Long-term borrowings	(422)	(447)
London Stock Exchange [member] | 1.750% European Medium Term Note 2030 [member]
Long-term borrowings:
Long-term borrowings	(635)	(673)
London Stock Exchange [member] | 5.250% European Medium Term Note 2033 [Member]
Long-term borrowings:
Long-term borrowings	(983)	(982)
London Stock Exchange [member] | 6.375% European Medium Term Note 2039 [Member]
Long-term borrowings:
Long-term borrowings	(694)	(694)
London Stock Exchange [member] | 5.250% European Medium Term Note 2042 [Member]
Long-term borrowings:
Long-term borrowings	(987)	(986)
London Stock Exchange [member] | 4.250% European Medium Term Note 2045 [Member]
Long-term borrowings:
Long-term borrowings	(789)	(788)
Net debt [member]
Current assets:
Liquid investments	79	84
Cash and cash equivalents	4,707	3,874
Cash and cash equivalents reported in assets held for sale	507	485
Total current assets	£ 5,293	£ 4,443